As filed with the Securities and Exchange Commission on June 3, 2005

                                                      Registration No. 033-45758
                                                               File No. 811-6566
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  ------------
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933                        |X|
                           PRE-EFFECTIVE AMENDMENT NO.                       [ ]

                         POST-EFFECTIVE AMENDMENT NO. 24                     |X|

                                     AND/OR
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    |X|

                                AMENDMENT NO. 25                             |X|

                        (CHECK APPROPRIATE BOX OR BOXES)

                                  ------------

                           PHOENIX MULTI-SERIES TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                  ------------

               101 MUNSON STREET, GREENFIELD, MASSACHUSETTS 01301
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
          C/O PHOENIX EQUITY PLANNING CORPORATION--SHAREHOLDER SERVICES

                                 (800) 243-1574
               (REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE)

                                  ------------

                        COUNSEL AND CHIEF LEGAL OFFICER:
                               KEVIN J. CARR, ESQ.
                                     COUNSEL
                         PHOENIX LIFE INSURANCE COMPANY
                                ONE AMERICAN ROW
                        HARTFORD, CONNECTICUT 06102-5056

                              JOHN R. FLORES, ESQ.
                  VICE PRESIDENT, LITIGATION/EMPLOYMENT COUNSEL
                         PHOENIX LIFE INSURANCE COMPANY
                                ONE AMERICAN ROW
                        HARTFORD, CONNECTICUT 06102-5056
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ] on      pursuant to paragraph (b) of Rule 485.
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ] on      pursuant to paragraph (a)(1) of Rule 485.
|X| 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ] on      pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

This Post-Effective Amendment consists of the following:

1.            Facing Sheet of the Registration Statement
2. Replacement Disclosure for "Management of the Fund" section of prospectus for Phoenix High Yield Securities Fund
3.            Signature Page

This Post-Effective Amendment is being filed for the sole purpose of filing replacement disclosure for the section entitled "Management of the Fund" found on pages 5 through 6 of the prospectus for Phoenix High Yield Securities Fund.

But for the replacement disclosure filed herewith, Parts A, B and C of Registrant's Post-Effective Amendment No. 23 to its registration statement filed on May 6, 2005 are incorporated by reference herein and this Post-Effective Amendment No. 24 is being filed for the sole purpose of filing replacement disclosure for the section entitled "Management of the Fund" found on pages 5 through 6 of the prospectus for Phoenix High Yield Securities Fund.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


THE ADVISER AND SUBADVISER
Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for 13 fund companies totaling ___ mutual funds and as adviser to institutional clients. As of March 31, 2005, Phoenix had $56.6 billion in assets under management. Phoenix has acted as an investment adviser for over 70 years.

Seneca Capital Management LLC ("Seneca") is the subadviser to the fund and is located at 909 Montgomery Street, San Francisco, California 94133. Seneca acts as adviser to institutions and individuals. As of March 31, 2005, Seneca had $13.9 billion in assets under management. Seneca has been (with its predecessor, GMG/Seneca Capital Management LP) an investment adviser since 1989.

Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program, the general operations of the fund, including oversight of the funds subadviser. Seneca, as subadviser, is responsible for the day-to-day management of the fund's portfolio. Phoenix and Seneca manage the fund's assets to conform with the investment policies as described in this prospectus.

The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the rate of _____%.

Phoenix has contractually agreed to limit total operating expenses of the fund (excluding interest, taxes and extraordinary expenses) through February 28, 2007, so that such expenses do not exceed the following percentages of the average annual net asset values of the fund:

--------------------------------------------------------------------------------
                                           CLASS A              CLASS C
--------------------------------------------------------------------------------
  High Yield Securities Fund                _____%               _____%
--------------------------------------------------------------------------------

Phoenix pays Seneca a subadvisory fee at the rate of ____%.


PORTFOLIO MANAGEMENT
DAVID C. STUEHR, CFA. Mr. Stuehr is portfolio manager to the fund and as such is primarily responsible for the day-to-day management of the fund's portfolio. Mr. Stuehr is Fixed Income Portfolio Manager-High Yield Credit at Seneca and has been with Seneca since 2002. Previously, he was a Partner and integral member of the fixed income team at Standish, Ayer & Woods (1990 through 2001) where he focused particularly on credit research and portfolio management of corporate bonds, including high yield. Mr. Stuehr has 21 years of investment experience.

Please refer to the Statement of Additional Information for additional information about the fund's portfolio manager, including the structure of and method of computing compensation, other accounts he manages and his ownership of securities of the fund.

                                            Phoenix High Yield Securities Fund 5

PRIOR PERFORMANCE OF SENECA
The performance information shown below represents a composite of the prior performance of substantially all discretionary accounts managed by Seneca with substantially similar investment objectives, policies and strategies as the High Yield Securities Fund. The discretionary accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of the composite. Seneca's performance results would have been lower had fund expenses been used and could have been adversely affected had these regulations applied to private accounts. The composite performance does not represent the historical performance of the fund and should not be interpreted as indicative of the future performance of the fund.

                Calendar Year           Annual Return (%)
                   1995                       20.84%
                   1996                        9.24%
                   1997                       13.59%
                   1998                       10.41%
                   1999                        2.79%
                   2000                        3.90%
                   2001                        5.47%
                   2002                        9.15%
                   2003                       20.06%
                   2004                       11.04%

Year-to-date performance (through March 31, 2005) is -1.30%.

------------------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS
  (FOR THE PERIODS ENDING MARCH 31, 2005)                 1 YEAR        3 YEARS        5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------------------------
  Seneca High Quality High Yield Composite                 7.25%         12.44%          9.71%          9.92%
------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Aggregate Bond Index(1)                  1.15%          5.99%          7.14%          7.14%
------------------------------------------------------------------------------------------------------------------
  Lehman Brothers High Yield Index(2)                      6.84%         10.99%          7.13%          7.34%
------------------------------------------------------------------------------------------------------------------

 (1) The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

(2) The Lehman Brothers High Yield Index measures fixed rate non-investment grade debt securities of U.S. and non- U.S. corporations. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.


6 Phoenix High Yield Securities Fund

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 3rd day of June, 2005.


                                          PHOENIX MULTI-SERIES TRUST


ATTEST:/s/ KEVIN CARR                     BY:  /s/ DANIEL T. GERACI
           ----------------------                  ----------------------
           KEVIN CAR                               DANIEL T. GERACI
           SECRETARY                               PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on the 3rd day of June, 2005.


SIGNATURE                                             TITLE

                                                      Trustee
-------------------------------------------
E. Virgil Conway*

/s/ Nancy G. Curtiss                                  Treasurer
-------------------------------------------           (principal financial and
Nancy G. Curtiss                                      accounting officer)

                                                      Trustee
-------------------------------------------
Harry Dalzell-Payne*

                                                      Trustee
-------------------------------------------
S. Leland Dill*

/s/ Daniel T. Geraci                                  President (principal
-------------------------------------------           executive officer)
Daniel T. Geraci

                                                      Trustee
-------------------------------------------
Francis E. Jeffries*

                                                      Trustee
-------------------------------------------
Leroy Keith, Jr.*

                                                      Trustee
-------------------------------------------
Marilyn E. LaMarche *

                                                      Chairman
-------------------------------------------
Philip R. McLoughlin*

                                                      Trustee
-------------------------------------------
Geraldine M. McNamara*

                                                      Trustee
-------------------------------------------
Everett L. Morris*

                                                      Trustee
-------------------------------------------
James M. Oates*

                                                      Trustee
-------------------------------------------
Donald B. Romans*

                                                      Trustee
-------------------------------------------
Richard E. Segerson*

                                                      Trustee
-------------------------------------------
Ferdinand L.J. Verdonck*

                                                      Trustee
-------------------------------------------
Lowell P. Weicker, Jr.*

*By  /s/  Daniel T. Geraci
     ----------------------------------
          Daniel T. Geraci, pursuant to Powers-of-Attorney

                                      S-1